TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate
Reconciliation between the theoretical tax expense, assuming all income is taxed at the Israeli statutory rate, and the actual tax expense, is as follows:

	Year ended December 31,
	2015	2016	2017

Income (loss) before taxes as reported in the statements of operations	$5,031	$904	$(5,205)

Tax rate	26.5%	25%	24%

Theoretical tax	$1,333	$226	$(1,249)

Increase (decrease) in taxes:

Non-deductible items	211	249	185
Losses and other items for which a valuation allowance was provided	579	977	1,769
Realization of carryforward tax losses for which valuation allowance was provided	(587)	(541)	(28)
Changes in valuation allowance	(567)	(1,602)	-
Tax rate differences in subsidiaries	276	236	(71)
Adjustment of deferred tax balances following a changes in tax rates			410
Provision for uncertain tax positions	147	(230)	245
Taxes in respect of prior years	7	79	21
Tax withheld against which valuation allowance was provided this year	671	602	638
Investment tax credit	(158)	(220)	(178)
Other	11	102	(47)

Taxes on income (tax benefit) in the statements of operations	$1,923	$(122)	$1,695

Schedule of Income Taxes
	Year ended December 31,
	2015	2016	2017

Current	$1,979	$1,485	$2,162
Deferred	(56)	(1,607)	(467)

	$1,923	$(122)	$1,695

Domestic	$966	$407	$893
Foreign	957	(529)	802

	$1,923	$(122)	$1,695

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2016	2017
Deferred tax assets:
Operating loss carry forwards	$4,781	$5,158
Reserves and tax allowances	2,936	4,052

Total deferred taxes before valuation allowance	7,717	9,210
Valuation allowance	(5,603)	(6,631)

Deferred tax assets, net:	2,114	2,579

Deferred tax liabilities:	167	190

Net deferred tax assets	$1,947	$2,389

Foreign	$1,947	$2,389

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
	Year ended December 31,
	2015	2016	2017

Domestic	$(1,484)	$(1,482)	$(1,605)
Foreign	6,515	2,386	(3,600)

	$5,031	$904	$(5,205)

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2016	2017

Balance at the beginning of the year	$893	$663

Additions based on tax positions taken related to the current year	45	245
Reductions related to settlement of tax matters and limitation	(275)	-

Balance at the end of the year	$663	$908